AUDITORS' REMUNERATION (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
AUDITORS' REMUNERATION
In relation to statutory audit services	£ 170	£ 100
Other audit assurance services	£ 52	35
Total auditor's remuneration		£ 135